Dividends	12 Months Ended
Feb. 28, 2019
Equity [Abstract]
Dividends
9.	DIVIDENDS

On January 16, 2018, the Company’s Board of Directors declared a cash dividend of US$0.83 per ordinary share (US$0.42 per ADS) in an aggregate amount of US$20,000 to shareholders of record as of February 1, 2018, of which RMB122,092 was paid in February 2018, and the remaining was paid in April 2018.